Investment Portfolioas of December 31, 2024 (Unaudited)
DWS Small Cap Core Fund
	Shares	Value ($)

Common Stocks 93.1%
Communication Services 5.6%
Diversified Telecommunication Services 3.3%
AST SpaceMobile, Inc.* (a)	100,000	2,109,999
IDT Corp. "B"	315,341	14,985,004
Liberty Latin America Ltd. "C"*	1,750,000	11,095,000
		28,190,003
Interactive Media & Services 1.7%
Match Group, Inc.*	450,000	14,719,500
Media 0.6%
Thryv Holdings, Inc.*	385,292	5,702,322
Consumer Discretionary 8.5%
Diversified Consumer Services 4.8%
Stride, Inc.*	400,000	41,572,000
Hotels, Restaurants & Leisure 0.7%
International Game Technology PLC	350,000	6,181,000
Household Durables 1.6%
Installed Building Products, Inc.	55,000	9,638,750
Meritage Homes Corp.	25,000	3,845,500
		13,484,250
Leisure Products 0.4%
Peloton Interactive, Inc. "A"*	400,000	3,480,000
Specialty Retail 1.0%
Camping World Holdings, Inc. "A"	210,000	4,426,800
Group 1 Automotive, Inc.	10,000	4,214,800
		8,641,600
Consumer Staples 5.7%
Consumer Staples Distribution & Retail 2.5%
Sprouts Farmers Market, Inc.*	160,000	20,331,200
The Andersons, Inc.	30,000	1,215,600
		21,546,800
Food Products 3.2%
Cal-Maine Foods, Inc.	75,000	7,719,000
John B. Sanfilippo & Son, Inc.	102,320	8,913,095
Post Holdings, Inc.*	95,000	10,873,700
		27,505,795

Energy 5.8%
Energy Equipment & Services 1.1%
Liberty Energy, Inc.	325,000	6,464,250
Noble Corp. PLC	105,000	3,297,000
		9,761,250
Oil, Gas & Consumable Fuels 4.7%
Antero Resources Corp.*	250,000	8,762,500
California Resources Corp.	160,000	8,302,400
CNX Resources Corp.*	32,948	1,208,203
Crescent Energy Co. "A" (a)	800,000	11,688,000
Northern Oil and Gas, Inc.	115,000	4,273,400
Peabody Energy Corp.	275,000	5,758,500
		39,993,003
Financials 16.2%
Banks 8.4%
Cadence Bank	172,500	5,942,625
First BanCorp.	475,000	8,830,250
OFG Bancorp.	340,000	14,388,800
The Bancorp, Inc.*	750,000	39,472,500
UMB Financial Corp.	35,000	3,950,100
		72,584,275
Capital Markets 0.4%
Moelis & Co. "A"	50,000	3,694,000
Financial Services 6.1%
Cantaloupe, Inc.*	2,906,284	27,638,761
Essent Group Ltd.	220,000	11,976,800
Shift4 Payments, Inc. "A"*	50,000	5,189,000
Walker & Dunlop, Inc.	75,000	7,290,750
		52,095,311
Insurance 1.3%
Selective Insurance Group, Inc.	115,000	10,754,800
Health Care 12.9%
Health Care Equipment & Supplies 2.0%
Ceribell, Inc.*	161,312	4,174,754
Lantheus Holdings, Inc.*	145,000	12,971,700
		17,146,454
Health Care Providers & Services 6.3%
Brookdale Senior Living, Inc.*	1,000,000	5,030,000
ModivCare, Inc.*	235,896	2,793,009
Molina Healthcare, Inc.*	18,000	5,238,900
Option Care Health, Inc.*	250,000	5,800,000
Owens & Minor, Inc.*	325,000	4,247,750
RadNet, Inc.*	250,000	17,460,000
Talkspace, Inc.*	4,500,000	13,905,000
		54,474,659
Life Sciences Tools & Services 0.2%
OmniAb, Inc.*	425,000	1,504,500
Pharmaceuticals 4.4%
Avadel Pharmaceuticals PLC*	425,000	4,466,750
Axsome Therapeutics, Inc.*	60,000	5,076,600

Ligand Pharmaceuticals, Inc.*	240,000	25,716,000
Pacira BioSciences, Inc.*	150,000	2,826,000
		38,085,350
Industrials 18.0%
Aerospace & Defense 0.7%
Ducommun, Inc.*	95,000	6,047,700
Building Products 3.0%
AZEK Co., Inc.*	200,000	9,494,000
Builders FirstSource, Inc.*	80,000	11,434,400
Janus International Group, Inc.*	600,000	4,410,000
		25,338,400
Commercial Services & Supplies 3.9%
The Brink's Co.	160,000	14,843,200
The GEO Group, Inc.*	650,000	18,187,000
		33,030,200
Construction & Engineering 0.5%
IES Holdings, Inc.*	22,281	4,477,590
Electrical Equipment 1.4%
NEXTracker, Inc. "A"*	250,000	9,132,500
Thermon Group Holdings, Inc.*	100,000	2,877,000
		12,009,500
Machinery 2.0%
Chart Industries, Inc.*	90,000	17,175,600
Professional Services 2.8%
Alight, Inc. "A"	1,300,000	8,996,000
CBIZ, Inc.*	107,000	8,755,810
Mistras Group, Inc.*	156,100	1,414,266
Science Applications International Corp.	46,100	5,153,058
		24,319,134
Trading Companies & Distributors 3.7%
H&E Equipment Services, Inc.	120,000	5,875,200
Rush Enterprises, Inc. "A"	350,000	19,176,500
Titan Machinery, Inc.*	500,000	7,065,000
		32,116,700
Information Technology 9.6%
Communications Equipment 0.4%
Calix, Inc.*	100,000	3,487,000
Electronic Equipment, Instruments & Components 0.7%
ePlus, Inc.*	85,000	6,279,800
IT Services 4.0%
Kyndryl Holdings, Inc.*	1,000,000	34,600,000
Semiconductors & Semiconductor Equipment 1.0%
Kulicke & Soffa Industries, Inc.	140,000	6,532,400
NVE Corp.	25,000	2,035,750
		8,568,150
Software 3.5%
Agilysys, Inc.*	115,000	15,146,650

Box, Inc. "A"*	275,000	8,690,000
Intapp, Inc.*	90,000	5,768,100
		29,604,750
Materials 1.3%
Metals & Mining 1.3%
Alpha Metallurgical Resources, Inc.*	30,000	6,003,600
Arch Resources, Inc.	36,157	5,106,091
		11,109,691
Real Estate 5.3%
Residential REITs 0.6%
Veris Residential, Inc.	343,847	5,718,176
Retail REITs 2.3%
Agree Realty Corp.	175,000	12,328,750
Phillips Edison & Co., Inc.	200,000	7,492,000
		19,820,750
Specialized REITs 2.4%
Farmland Partners, Inc. (a)	850,000	9,996,000
Four Corners Property Trust, Inc.	315,000	8,549,100
PotlatchDeltic Corp.	46,000	1,805,500
		20,350,600
Utilities 4.2%
Electric Utilities 3.4%
IDACORP, Inc.	100,000	10,928,000
Portland General Electric Co.	135,000	5,888,700
TXNM Energy, Inc.	250,000	12,292,500
		29,109,200
Water Utilities 0.8%
American States Water Co.	90,000	6,994,800
Total Common Stocks (Cost $548,545,114)		801,274,613

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	7,584	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	7,584	0
Total Other Investments (Cost $0)		0

	Contracts/ Notional Amount	Value ($)

Put Options Purchased 0.1%
Exchange-Traded Options
iShares Russell 2000 ETF, Expiration Date 6/20/2025, Strike Price $180.0 (Cost $1,849,447)	1,800 180,000	423,000

	Shares	Value ($)

Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e) (Cost $8,993,200)	8,993,200	8,993,200

Cash Equivalents 5.8%
DWS Central Cash Management Government Fund, 4.52% (d) (Cost $50,261,472)	50,261,472	50,261,472

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $609,649,233)	100.0	860,952,285
Other Assets and Liabilities, Net	(0.0)	(290,911)
Net Assets	100.0	860,661,374
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended December 31, 2024 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 12/31/2024	Value ($) at 12/31/2024
Securities Lending Collateral 1.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.39% (d) (e)
5,325,875	3,667,325 (f)	—	—	—	2,157	—	8,993,200	8,993,200
Cash Equivalents 5.8%
DWS Central Cash Management Government Fund, 4.52% (d)
89,504,801	35,937,072	75,180,401	—	—	697,628	—	50,261,472	50,261,472
94,830,676	39,604,397	75,180,401	—	—	699,785	—	59,254,672	59,254,672

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2024 amounted to $8,793,297, which is 1.0% of net assets.

(b)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended December 31, 2024.

REIT: Real Estate Investment Trust

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2024 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$801,274,613	$—	$—	$801,274,613
Other Investments	—	—	0	0
Put Options Purchased	423,000	—	—	423,000
Short-Term Investments (a)	59,254,672	—	—	59,254,672
Total	$860,952,285	$—	$0	$860,952,285

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSCCF-PH1
R-080548-3 (1/27)